Shareholder Report, Holdings (Details)	Jun. 30, 2025
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.28%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.57%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Morningstar Conservative ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	15.28%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	68.57%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	5.03%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.46%
Morningstar Conservative ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.11%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	29.11%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.06%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	43.01%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.67%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.52%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Morningstar Balanced ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	43.01%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.67%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	17.52%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Morningstar Balanced ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	55.36%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.52%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.18%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	55.36%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.52%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	25.18%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	64.63%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.61%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	64.63%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	30.61%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.25%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.08%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.96%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	15.78%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Cash, Cash Equivalents,& Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.83%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.84%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.48%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.17%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Keyera Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.99%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.97%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.95%
ALPS/Alerian Energy Infrastructure Portfolio - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	60.81%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.25%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	28.08%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.96%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	15.78%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Cash, Cash Equivalents,& Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.83%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.84%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.12%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.48%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.17%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.16%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Keyera Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.99%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.97%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	4.95%
ALPS/Alerian Energy Infrastructure Portfolio - Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	60.81%
ALPS Global Opportunity Portfolio - Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.68%
ALPS Global Opportunity Portfolio - Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.68%
ALPS Global Opportunity Portfolio - Class I | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.71%
ALPS Global Opportunity Portfolio - Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS Global Opportunity Portfolio - Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS Global Opportunity Portfolio - Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ALPS Global Opportunity Portfolio - Class I | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.49%
ALPS Global Opportunity Portfolio - Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS Global Opportunity Portfolio - Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS Global Opportunity Portfolio - Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS Global Opportunity Portfolio - Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS Global Opportunity Portfolio - Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.91%
ALPS Global Opportunity Portfolio - Class I | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.84%
ALPS Global Opportunity Portfolio - Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.56%
ALPS Global Opportunity Portfolio - Class I | Cash, Cash Equivalents,& Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS Global Opportunity Portfolio - Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	44.02%
ALPS Global Opportunity Portfolio - Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	6.24%
ALPS Global Opportunity Portfolio - Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.13%
ALPS Global Opportunity Portfolio - Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Global Opportunity Portfolio - Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.82%
ALPS Global Opportunity Portfolio - Class I | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS Global Opportunity Portfolio - Class I | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ALPS Global Opportunity Portfolio - Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS Global Opportunity Portfolio - Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%
ALPS Global Opportunity Portfolio - Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS Global Opportunity Portfolio - Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.42%
ALPS Global Opportunity Portfolio - Class III | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.68%
ALPS Global Opportunity Portfolio - Class III | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.68%
ALPS Global Opportunity Portfolio - Class III | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.71%
ALPS Global Opportunity Portfolio - Class III | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.24%
ALPS Global Opportunity Portfolio - Class III | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.41%
ALPS Global Opportunity Portfolio - Class III | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ALPS Global Opportunity Portfolio - Class III | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.49%
ALPS Global Opportunity Portfolio - Class III | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS Global Opportunity Portfolio - Class III | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.97%
ALPS Global Opportunity Portfolio - Class III | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.79%
ALPS Global Opportunity Portfolio - Class III | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
ALPS Global Opportunity Portfolio - Class III | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.91%
ALPS Global Opportunity Portfolio - Class III | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	0.84%
ALPS Global Opportunity Portfolio - Class III | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.56%
ALPS Global Opportunity Portfolio - Class III | Cash, Cash Equivalents,& Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	1.54%
ALPS Global Opportunity Portfolio - Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	44.02%
ALPS Global Opportunity Portfolio - Class III | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	6.24%
ALPS Global Opportunity Portfolio - Class III | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.13%
ALPS Global Opportunity Portfolio - Class III | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	4.94%
ALPS Global Opportunity Portfolio - Class III | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	4.82%
ALPS Global Opportunity Portfolio - Class III | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.38%
ALPS Global Opportunity Portfolio - Class III | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ALPS Global Opportunity Portfolio - Class III | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	3.97%
ALPS Global Opportunity Portfolio - Class III | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%
ALPS Global Opportunity Portfolio - Class III | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.44%
ALPS Global Opportunity Portfolio - Class III | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.42%